INVESTMENTS IN PRIVATE COMPANIES (Details) - Intensity [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning, balance	$ 7,409	$ 7,409
Unrealized gain (loss) on investment	(5,322)
Ending, balance	$ 2,087	$ 7,409